Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 124	$ 74
Trade and other receivables, net of allowance for credit losses of $4 and $4, respectively	136	184
Prepaid and other current assets	47	56
Total current assets	405	319
Property and equipment, net	1,209	1,150
Goodwill	638	746
Total Intangible assets not subject to amortization	812	1,337
Intangible assets subject to amortization, net (note 4)	380	411
Other assets, net	205	165
Total assets	3,011	3,382
Current liabilities:
Accounts payable and accrued liabilities	125	110
Deferred revenue	23	21
Current portion of debt (note 5)	4	3
State income taxes payable	91
Other current liabilities	59	58
Total current liabilities	302	192
Long-term debt, net (note 5)	981	1,066
Obligations under tower obligations and finance leases	69	72
Long-term deferred revenue	130	113
Deferred income tax liabilities		359
Other liabilities	139	151
Total liabilities	1,621	1,953
Redeemable noncontrolling interest in equity of subsidiary	18	15
Equity
Former member's investment		1,777
Additional paid-in capital	2,060
Retained earnings (deficit)	(688)	(363)
Total equity	1,372	1,414
Commitments and contingencies (note 7)
Total liabilities and equity	3,011	3,382
Cable certificates
Current assets:
Indefinite lived intangible assets (excluding goodwill)	149	550
Equity
Total liabilities and equity		3,382
Other
Current assets:
Indefinite lived intangible assets (excluding goodwill)	25	41
Affiliated Entity | Liberty Broadband
Current assets:
Due from Liberty Broadband	$ 98	$ 5